UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Ultra-Short Duration Fund
(formerly DWS Ultra-Short Duration Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.4%
Consumer Discretionary 4.0%
21st Century Fox America, Inc., 7.6%, 10/11/2015		500,000	535,975
Avis Budget Car Rental LLC, 4.875%, 11/15/2017		130,000	134,225
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,691,129
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		4,000,000	4,063,920
DIRECTV Holdings LLC:
1.75%, 1/15/2018 (b)		2,000,000	1,994,118
2.4%, 3/15/2017		500,000	513,238
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,491,000
Ford Motor Credit Co., LLC, 2.375%, 1/16/2018		3,000,000	3,045,651
General Motors Financial Co., Inc., 2.75%, 5/15/2016		35,000	35,394
Hyundai Capital America, 144A, 2.875%, 8/9/2018		3,650,000	3,736,553
Jarden Corp., 7.5%, 5/1/2017		315,000	351,225
L Brands, Inc., 6.9%, 7/15/2017		495,000	554,400
Lennar Corp., 4.125%, 12/1/2018		120,000	120,600
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018		1,240,000	1,232,396
Numericable Group SA, 144A, 4.875%, 5/15/2019		640,000	643,200
RCI Banque SA:
144A, 3.5%, 4/3/2018		4,357,000	4,513,599
144A, 4.6%, 4/12/2016		560,000	591,525
Time Warner Cable, Inc., 5.85%, 5/1/2017		2,500,000	2,795,400
Viacom, Inc., 2.5%, 9/1/2018		940,000	953,984
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,805,508

			30,803,040
Consumer Staples 1.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018		475,000	474,231
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	131,100
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,500,000	2,812,500
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		3,500,000	3,692,500
Marfrig Holding Europe BV:
144A, 6.875%, 6/24/2019 (b)		1,000,000	1,000,000
144A, 8.375%, 5/9/2018		3,750,000	3,946,875
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	997,116

			13,054,322
Energy 8.9%
Afren PLC, 144A, 10.25%, 4/8/2019		3,065,000	3,356,175
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	275,185
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,000,000	3,000,000
DTEK Finance BV, 144A, 9.5%, 4/28/2015		322,000	285,034
El Paso LLC, 7.0%, 6/15/2017		100,000	110,250
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		6,000,000	6,600,000
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		2,000,000	2,420,000
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019		5,000,000	5,029,200
3.5%, 3/1/2016		300,000	311,295
Linn Energy LLC, 6.5%, 5/15/2019		160,000	163,500
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		2,000,000	2,092,400
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		3,500,000	3,704,750
Offshore Group Investment Ltd., 7.5%, 11/1/2019		225,000	231,750
ONEOK Partners LP, 3.2%, 9/15/2018		4,250,000	4,403,127
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		3,500,000	3,815,000
Petrobras International Finance Co., 7.875%, 3/15/2019		5,000,000	5,779,350
Petroleos de Venezuela SA:
Series 2015, 5.0%, 10/28/2015		3,000,000	2,816,250
144A, 8.5%, 11/2/2017		2,000,000	1,862,500
Plains Exploration & Production Co., 6.5%, 11/15/2020		1,625,000	1,803,750
QGOG Atlantic, 144A, 5.25%, 7/30/2018		2,427,200	2,551,594
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		6,000,000	6,150,000
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018		3,000,000	3,206,250
Sibur Securities Ltd., 144A, 3.914%, 1/31/2018		4,000,000	3,640,000
Tesoro Corp., 4.25%, 10/1/2017		250,000	258,750
Transocean, Inc., 4.95%, 11/15/2015		300,000	314,893
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		3,365,000	3,613,169
Whiting Petroleum Corp., 6.5%, 10/1/2018		75,000	77,625

			67,871,797
Financials 22.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018		3,000,000	3,115,224
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,025,950
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,442,000
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,830,957
American Tower Corp., (REIT), 3.4%, 2/15/2019		2,410,000	2,497,943
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,343,002
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	525,000
Banco do Nordeste do Brasil SA, 144A, 4.375%, 5/3/2019		2,500,000	2,550,000
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		3,750,000	3,815,625
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	844,871
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		3,000,000	3,054,132
Bank of America Corp.:
2.6%, 1/15/2019		3,000,000	3,015,471
5.75%, 12/1/2017		2,000,000	2,243,676
Bank of Baroda, 144A, 4.875%, 7/23/2019		4,000,000	4,191,696
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	2,016,560
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		5,000,000	5,084,990
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016 (b)		2,000,000	2,092,000
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		4,525,000	4,723,046
BNP Paribas SA:
2.375%, 9/14/2017		985,000	1,004,013
2.7%, 8/20/2018		4,000,000	4,075,896
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		3,000,000	2,995,239
BPCE SA, 1.625%, 2/10/2017		2,500,000	2,514,950
BTG Investments LP, 144A, 4.5%, 4/17/2018		2,500,000	2,450,000
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,960,000	2,952,840
CIT Group, Inc., 144A, 5.5%, 2/15/2019		360,000	384,300
Citigroup, Inc.:
2.5%, 9/26/2018		2,760,000	2,790,755
2.65%, 3/2/2015		225,000	227,694
6.375%, 8/12/2014		407,000	407,475
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018 (b)		1,865,000	1,862,603
Corp. Financiera de Desarrollo SA, 144A, 3.25%, 7/15/2019		3,000,000	3,000,000
Country Garden Holdings Co., Ltd.:
144A, 7.875%, 5/27/2019		1,000,000	1,042,500
144A, 11.125%, 2/23/2018 (b)		2,000,000	2,180,000
Credit Agricole SA, 144A, 2.125%, 4/17/2018		3,000,000	3,013,638
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		4,000,000	4,150,000
E*TRADE Financial Corp., 6.0%, 11/15/2017		830,000	857,639
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	426,736
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		2,000,000	2,120,000
HSBC U.S.A., Inc., 2.625%, 9/24/2018		1,090,000	1,117,925
Intercontinental Exchange, Inc., 2.5%, 10/15/2018		790,000	803,997
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,126,660
3.875%, 1/15/2019		1,500,000	1,556,328
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,724,580
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		2,000,000	2,092,500
Lloyds Bank PLC, 2.3%, 11/27/2018		1,000,000	1,007,918
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,119,705
Morgan Stanley:
2.5%, 1/24/2019		4,000,000	4,020,804
5.45%, 1/9/2017		1,000,000	1,094,967
Murray Street Investment Trust I, 4.647%, 3/9/2017		2,500,000	2,690,575
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	292,175
National Savings Bank, 144A, 8.875%, 9/18/2018		2,000,000	2,280,000
Navient LLC.:
3.875%, 9/10/2015		600,000	609,000
4.625%, 9/25/2017		2,000,000	2,062,000
Nomura Holdings, Inc., 2.0%, 9/13/2016		2,220,000	2,252,246
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,000,035
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	235,845
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		3,000,000	2,985,417
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		5,000,000	5,024,615
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	250,558
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018 (b)		1,020,000	1,027,784
144A, 2.375%, 3/25/2019		2,065,000	2,076,956
Societe Generale SA, 2.625%, 10/1/2018		3,000,000	3,058,029
Sukuk Funding No. 3 Ltd., 4.348%, 12/3/2018		2,000,000	2,096,000
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		955,000	975,390
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		3,000,000	3,037,590
Svenska Handelsbanken AB, 2.5%, 1/25/2019		2,500,000	2,546,052
Swedbank AB:
144A, 1.75%, 3/12/2018		1,875,000	1,870,125
144A, 2.375%, 2/27/2019		3,260,000	3,276,238
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		2,000,000	2,045,344
The Charles Schwab Corp., 2.2%, 7/25/2018		1,020,000	1,033,089
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,510,370
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		3,000,000	3,028,800
Turkiye Is Bankasi AS:
144A, 3.875%, 11/7/2017		1,000,000	1,009,500
144A, 5.5%, 4/21/2019 (b)		3,000,000	3,131,250
Turkiye Vakiflar Bankasi Tao:
144A, 3.75%, 4/15/2018		2,000,000	1,968,400
144A, 5.75%, 4/24/2017		1,000,000	1,058,400
UBS AG, 144A, 2.25%, 3/30/2017		665,000	683,125
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		2,100,000	2,289,130
Voya Financial, Inc., 2.9%, 2/15/2018		3,000,000	3,090,837
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		4,000,000	4,090,000

			174,118,680
Health Care 1.6%
AbbVie, Inc., 1.75%, 11/6/2017		2,035,000	2,035,037
Community Health Systems, Inc., 5.125%, 8/15/2018		775,000	794,375
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		4,000,000	4,284,000
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	278,125
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,144,726
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		535,000	518,950
Mylan, Inc., 2.55%, 3/28/2019		2,230,000	2,231,269
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		575,000	600,875

			11,887,357
Industrials 2.2%
BE Aerospace, Inc., 6.875%, 10/1/2020		385,000	415,800
Bombardier, Inc.:
144A, 4.25%, 1/15/2016		180,000	181,800
144A, 7.5%, 3/15/2018		385,000	420,613
CNH Industrial Capital LLC, 3.25%, 2/1/2017		265,000	265,000
DP World Sukuk Ltd., 144A, 6.25%, 7/2/2017		2,100,000	2,315,250
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		265,000	276,925
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	509,508
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		4,000,000	4,250,400
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		3,940,000	4,011,464
Ryder System, Inc., 2.55%, 6/1/2019		2,555,000	2,572,443
Total System Services, Inc., 2.375%, 6/1/2018		1,120,000	1,112,620
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	94,095
7.375%, 5/15/2020		150,000	160,875

			16,586,793
Information Technology 2.4%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,056,286
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,197,602
Hewlett-Packard Co., 2.75%, 1/14/2019		5,000,000	5,086,695
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	399,600
NXP BV, 144A, 3.5%, 9/15/2016		335,000	336,675
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		750,000	759,375
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,250,000	2,280,937
Tencent Holdings Ltd.:
144A, 3.375%, 3/5/2018		2,600,000	2,671,984
144A, 3.375%, 5/2/2019		2,000,000	2,030,824
Unisys Corp., 6.25%, 8/15/2017		175,000	187,250
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,640,338

			18,647,566
Materials 5.0%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,487,895
Ashland, Inc., 3.0%, 3/15/2016		275,000	276,719
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019		2,000,000	2,355,672
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		5,000,000	5,600,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,500,000	1,565,625
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,496,320
Clearwater Paper Corp., 7.125%, 11/1/2018		85,000	89,224
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018 (b)		1,880,000	1,903,139
Evraz Group SA, 144A, 9.5%, 4/24/2018		1,500,000	1,560,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,455,000	1,468,243
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	614,468
Glencore Funding LLC:
144A, 2.5%, 1/15/2019		1,810,000	1,794,427
144A, 3.125%, 4/29/2019		1,880,000	1,906,508
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,490,936
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	2,130,000
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019		3,000,000	3,361,020
Koppers, Inc., 7.875%, 12/1/2019		390,000	410,475
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		2,000,000	2,025,000
Metinvest BV, 144A, 10.25%, 5/20/2015		500,000	457,500
Novelis, Inc., 8.375%, 12/15/2017		340,000	357,425
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		2,870,000	2,902,586
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	208,500
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		1,250,000	1,269,972

			38,731,654
Telecommunication Services 2.4%
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	682,542
CenturyLink, Inc., Series N, 6.0%, 4/1/2017		700,000	759,500
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	365,703
Digicel Ltd., 144A, 8.25%, 9/1/2017		450,000	460,125
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	807,225
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	301,650
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019		205,000	215,250
8.5%, 11/1/2019		375,000	395,625
MetroPCS Wireless, Inc., 7.875%, 9/1/2018		115,000	119,928
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	1,080,000
Telefonica Emisiones SAU:
3.192%, 4/27/2018		2,010,000	2,090,720
6.421%, 6/20/2016		300,000	328,489
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,188,000	1,235,520
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	656,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	622,450
Verizon Communications, Inc., 3.65%, 9/14/2018		3,920,000	4,179,167
VimpelCom Holdings BV, 144A, 5.2%, 2/13/2019		3,000,000	2,880,000
Windstream Corp., 7.875%, 11/1/2017		785,000	896,862
Zayo Group LLC, 8.125%, 1/1/2020		25,000	26,500

			18,103,256
Utilities 4.5%
AES Corp., 7.75%, 10/15/2015		276,000	294,630
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		3,000,000	3,330,000
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		4,784,000	5,142,800
Enel Finance International NV, 144A, 6.25%, 9/15/2017		3,510,000	3,979,971
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		5,000,000	5,027,925
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		4,000,000	4,220,000
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	321,020
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018		3,000,000	3,198,000
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,071,752
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		2,000,000	2,260,000
144A, 7.75%, 10/17/2016		500,000	561,250
144A, 8.0%, 8/7/2019		1,000,000	1,188,750
PG&E Corp., 2.4%, 3/1/2019		1,275,000	1,279,028
PPL Capital Funding, Inc., 1.9%, 6/1/2018		1,310,000	1,302,961

			34,178,087

Total Corporate Bonds (Cost $420,041,919)			423,982,552
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal National Mortgage Association:
2.459% *, 9/1/2038		151,557	162,498
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,469,558	2,552,580
4.5%, 4/1/2023		81,920	87,671
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		56,819	63,240
7.0%, 6/20/2038		13,270	15,408

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,914,862)			2,881,397
Asset-Backed 5.6%
Automobile Receivables 0.7%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,025,555
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,028,793
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,499,611
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,439,364
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		717,265	733,156

			5,726,479
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		2,361,309	2,372,336
Home Equity Loans 0.6%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.302% *, 8/25/2036		2,746,985	2,605,661
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		215,306	212,575
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.522% *, 9/25/2036		475,042	464,453
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.097% *, 2/25/2035		484,081	486,922
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		108,623	109,314
"AF1", Series 2006-4, 5.545%, 1/25/2037		61,525	37,957
"AF2", Series 2006-3, 5.58%, 11/25/2036		328,495	213,301
"AF1", Series 2007-2, 5.893%, 6/25/2037		351,400	196,220
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		51,776	51,750
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		10,478	10,317

			4,388,470
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		557,513	566,339
Miscellaneous 3.9%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.693% *, 7/15/2026		2,540,000	2,541,349
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.243% *, 4/17/2026		2,550,000	2,516,116
Carrington Mortgage Loan Trust, "A1", Series 2007-RFC1, 0.202% *, 12/25/2036		974,735	971,341
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,932,500	2,059,355
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.134% *, 4/18/2026		1,000,000	981,592
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.475% *, 5/1/2022		750,000	721,475
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,467,246	1,460,467
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.731% *, 9/15/2023		402,000	402,925
Monty Parent, "A", Series 2013-LTR1, 144A, 3.47%, 11/20/2028		1,214,977	1,215,932
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.383% *, 7/17/2025		4,000,000	3,963,836
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.724%, 7/20/2026		1,550,000	1,550,580
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.833% *, 7/17/2025		3,500,000	3,390,733
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.868% *, 4/15/2026		5,000,000	5,008,750
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		2,892,401	2,898,585

			29,683,036

Total Asset-Backed (Cost $42,925,251)			42,736,660
Commercial Mortgage-Backed Securities 3.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.047% *, 7/10/2044		625,000	660,556
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.352% *, 8/15/2029		1,000,000	1,001,214
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	718,338
"A4", Series 2005-PW10, 5.405%, 12/11/2040		993,379	1,032,795
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.452% *, 11/15/2030		2,500,000	2,518,722
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 144A, 3.008% *, 1/12/2030		1,000,000	1,008,005
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		655,403	665,418
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		220,094	225,654
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		2,283,141	2,436,853
Credit Suisse First Boston Mortgage Securities Corp.:
"A4", Series 2005-C1, 5.014%, 2/15/2038		506,253	509,168
"H", Series 2003-C3, 144A, 5.161%, 5/15/2038		1,319,642	1,320,348
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% *, 3/15/2018		300,000	301,530
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.056% *, 11/5/2030		1,730,000	1,734,918
"DFL", Series 2013-HLF, 144A, 2.906% *, 11/5/2030		1,050,000	1,054,643
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	725,054
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	684,369
"A4", Series 2006-CB14, 5.481%, 12/12/2044		576,197	603,406
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	539,730
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		492,893	505,339
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	643,181
"E", Series 2000-C5, 7.29%, 12/15/2032		3,379,000	3,385,505
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284% *, 9/15/2042		620,000	646,574
Prudential Commercial Mortgage Trust, "E", Series 2003-PWR1,144A, 5.259% *, 2/11/2036		1,862,621	1,859,006
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.28% *, 12/15/2044		620,000	647,549
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,039,206

Total Commercial Mortgage-Backed Securities (Cost $27,614,810)			27,467,081
Collateralized Mortgage Obligations 4.3%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		177,954	185,884
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		2,046	2,091
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.024% *, 2/20/2036		293,904	263,366
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.705% *, 2/25/2048		61,438	61,611
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		1,229,441	92,574
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		1,147,775	92,626
"LG", Series 4281, 4.0%, 1/15/2043		4,621,468	4,911,744
"CE", Series 4281, 4.0%, 7/15/2043		4,852,288	5,150,626
"CV", Series 4335, 4.25%, 9/15/2043		5,918,608	6,341,629
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		1,214,432	77,053
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		339,214	4,831
"XS", Series 2470, Interest Only, 6.848% **, 2/15/2031		1,122,052	184,173
"LA", Series 1343, 8.0%, 8/15/2022		63,820	73,086
"PK", Series 1751, 8.0%, 9/15/2024		234,806	272,330
Federal National Mortgage Association:
"PA", Series 2013-89, 3.5%, 2/25/2043		5,385,587	5,588,717
"21", Series 343, Interest Only, 4.0%, 9/25/2018		468,497	28,468
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		206,785	2,199
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		320,442	10,200
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		190,919	14,125
"DE", Series 2014-18, 4.0%, 8/25/2042		4,622,711	4,905,353
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		142,427	3,590
"27", Series 351, Interest Only, 5.0%, 4/25/2019		364,628	30,370
"2", Series 350, Interest Only, 5.5%, 3/25/2034		323,660	71,028
First Horizon Mortgage Pass-Through Trust, "1A17", Series 2003-7, Principal Only, Zero Coupon, 9/25/2033		446,602	369,910
Government National Mortgage Association:
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		3,753	0
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		349,943	35,838
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		1,549,349	151,820
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		982,727	187,766
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		28,083	28,253
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		44,852	45,359
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.132% *, 12/25/2034		83,205	83,075
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		114,247	117,062
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		281,282	292,328
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.552% *, 7/25/2023		2,553,265	2,664,384
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.384% *, 5/25/2035		69,794	69,721
"2A3", Series 2003-S6, 4.75%, 7/25/2018		89,633	92,073
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		104,646	106,400

Total Collateralized Mortgage Obligations (Cost $33,078,358)			32,611,663
Government & Agency Obligations 11.1%
Other Government Related (c) 3.1%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		2,000,000	2,305,000
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017		4,000,000	4,160,000
Banco Continental SA, 144A, 5.75%, 1/18/2017		1,500,000	1,620,000
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		2,500,000	2,562,500
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,022,500
Bank of Moscow OJSC, 6.02%, 5/10/2017		1,500,000	1,430,100
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019		4,050,000	4,070,250
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018 (b)		2,000,000	1,947,500
Russian Agricultural Bank OJSC, 144A, 6.0%, 6/3/2021		1,000,000	935,000
TMK OAO, 7.75%, 1/27/2018		2,000,000	2,000,000
Vimpel Communications, 144A, 9.125%, 4/30/2018		1,000,000	1,090,000

			24,142,850
Sovereign Bonds 3.6%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 4.0%, 4/14/2019		2,000,000	2,040,000
Export-Import Bank of China, 144A, 2.5%, 7/31/2019		2,000,000	1,983,052
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,576,080
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	645,729
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018		2,000,000	1,835,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	2,067,500
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,300,000	1,326,000
Republic of Croatia:
REG S, 144A, 6.25%, 4/27/2017		2,000,000	2,147,500
144A, 6.75%, 11/5/2019		3,000,000	3,341,250
Republic of Ghana, 144A, 8.5%, 10/4/2017		2,000,000	2,105,000
Republic of Hungary, 4.125%, 2/19/2018		2,000,000	2,075,000
Republic of Slovenia, 144A, 4.75%, 5/10/2018		3,000,000	3,210,000
Republic of South Africa, 6.875%, 5/27/2019		2,000,000	2,294,160
Ukraine Government, 144A, 6.875%, 9/23/2015		300,000	290,700

			27,936,971
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	445,544
U.S. Treasury Obligations 4.3%
U.S. Treasury Bills:
0.055% ***, 12/11/2014 (d)		1,022,000	1,021,831
0.068% ***, 8/14/2014 (d)		614,000	613,998
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	460,450
0.75%, 3/31/2018		190,000	185,784
0.875%, 1/31/2017		5,560,000	5,569,991
1.0%, 8/31/2016 (e)		5,000,000	5,042,190
1.375%, 7/31/2018		20,000,000	19,906,240

			32,800,484

Total Government & Agency Obligations (Cost $85,619,125)			85,325,849
Loan Participations and Assignments 9.5%
Senior Loans *
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		497,503	498,438
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,574,462	1,573,234
American Energy - Marcellus, LLC, First Lien Term Loan, 5.25%, 6/20/2020		500,000	499,688
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		500,000	500,117
Second Lien Term Loan, 8.0%, 5/16/2022		500,000	503,750
Answers Corp., Term Loan B, 6.5%, 12/20/2018		487,500	488,719
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020		659,167	657,272
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		972,089	976,794
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		814,269	825,213
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		359,837	360,287
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.25%, 2/1/2020		500,000	497,945
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019		754,286	752,189
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		1,000,000	988,565
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		488,781	491,836
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		744,997	740,654
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		493,750	473,691
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		747,018	748,572
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019		497,500	499,779
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020		495,000	476,438
Chrysler Group LLC, Term Loan B, 3.5%, 5/24/2017		970,000	968,637
Clear Channel Communications, Inc., Term Loan B, 3.805%, 1/29/2016		379,133	375,918
ClientLogic Corp., Term Loan, 6.984%, 1/30/2017		500,000	506,250
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020		497,500	496,070
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020		496,250	495,630
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		492,315	493,152
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019		492,500	491,064
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		992,500	992,440
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		843,244	847,461
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020		495,003	496,396
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018		474,359	473,337
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	494,253
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020		482,917	477,182
Equipower Resources Holdings LLC, Term Loan C, 4.25%, 12/31/2019		990,004	993,345
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		1,099,317	1,106,875
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		496,250	499,307
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		491,269	487,584
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		750,000	768,187
First Data Corp., Extended Term Loan, 3.666%, 3/23/2018		500,000	496,250
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		1,000,000	993,540
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		383,836	384,154
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		218,182	219,955
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/2020		428,752	422,321
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020		345,625	344,547
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		981,247	950,220
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		497,500	498,433
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018		494,210	496,372
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021		497,500	494,704
Hampton Rubber Company, First Lien Term Loan, 5.0%, 3/27/2021		500,000	502,500
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020		496,256	495,060
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		733,675	730,212
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		500,000	495,003
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020		497,500	499,781
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		484,127	465,972
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		496,250	491,288
JLL/Delta Dutch Newco B.V., Term Loan, 4.25%, 3/11/2021		500,000	496,095
Lands' End, Inc., Term Loan B, 4.25%, 4/2/2021		997,500	995,944
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		992,425	992,733
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		500,000	499,115
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		498,750	493,349
Luxlas Fund LP, Term Loan B, 4.5%, 8/14/2017		668,913	669,753
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		990,000	991,242
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		481,250	466,813
Media General, Inc., Term Delay Draw, Term Loan B, 4.25%, 7/31/2020		463,842	465,437
Mohegan Tribal Gaming Authority, Term Loan A, 4.734%, 11/19/2018		487,500	487,500
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		498,737	491,069
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/2020		1,481,288	1,482,398
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020		498,750	515,271
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017		3,955	3,948
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		494,937	482,355
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020		248,750	249,061
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		497,500	499,303
Orbitz Worldwide, Inc., Term Loan B, 6.0%, 4/15/2021		250,000	251,161
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		240,506	241,183
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	256,406
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019		742,500	745,596
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		248,750	250,201
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		1,000,000	1,002,085
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		496,250	496,163
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		987,212	988,624
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		500,000	500,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		498,750	495,166
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		968,758	971,180
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		496,250	495,985
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018		492,525	492,190
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		500,000	498,540
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018		495,006	497,345
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		496,250	497,568
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,000,000	998,125
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		500,000	504,687
Sheridan Investment Partners II LP:
Term Loan B, 4.25%, 12/16/2020		835,442	835,968
Term Loan A, 4.25%, 12/16/2020		116,216	116,289
Term Loan M, 4.25%, 12/16/2020		43,342	43,370
Signode Industrial Group U.S., Inc., Term Loan B, 4.0%, 5/1/2021		250,000	248,946
Solenis International LP, First Lien Term Loan, 4.25%, 7/2/2021		500,000	497,268
Springer Science+Business Media Deutschland GmbH, Term Loan B2, 5.0%, 8/14/2020		496,250	496,808
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020		223,571	223,502
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		966,667	970,292
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		496,231	494,293
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019		249,369	249,057
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019		249,375	247,505
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		968,595	974,649
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		765,365	767,279
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		745,642	744,830
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		871,554	873,733
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		931,955	860,507
Tribune Co., Term Loan, 4.0%, 12/27/2020		497,500	496,692
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		475,521	476,115
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		990,000	986,753
U.S. Finco LLC, First Lien Term Loan, 4.0%, 5/29/2020		495,000	493,918
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		485,100	485,168
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020		495,000	496,648
UPC Financing Partnership, Term Loan AH, 3.25%, 6/30/2021		1,000,000	992,940
USI, Inc., Term Loan B, 4.25%, 12/27/2019		496,250	495,476
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		496,207	497,447
Visteon Corp., Term Delay Draw, 3.5%, 4/9/2021		500,000	498,543
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 3/17/2017		246,250	246,404
Wesco Aircraft Hardware Corp., Term Loan B, 3.25%, 2/26/2021		990,000	986,020
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020		495,000	493,918
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019		935,242	942,257
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		1,000,000	1,002,500
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		980,008	974,500

Total Loan Participations and Assignments (Cost $72,542,195)			72,669,767

		Shares	Value ($)

Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $11,896,038)		11,896,038	11,896,038
Cash Equivalents 9.9%
Central Cash Management Fund, 0.06% (f)		55,829,656	55,829,656
Deutsche Variable NAV Money Fund, 0.21% (f)		2,001,459	20,016,594

Total Cash Equivalents (Cost $75,846,250)			75,846,250

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $772,478,808) †		101.3	775,417,257
Other Assets and Liabilities, Net		(1.3)	(9,681,304)

Net Assets		100.0	765,735,953

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

**	These securities are shown at their current rate as of July 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $772,480,059.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,937,198.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,096,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,159,129.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $11,512,987, which is 1.5% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended July 31, 2014 is as follows:

Affiliate	Value ($) at 10/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 7/31/2014
Deutsche Variable NAV Money Fund	5,004,498	15,012,096	—	—	14,343	20,016,594
Central Cash Management Fund	43,777,866	284,058,062	272,006,272	—	23,625	55,829,656
Total	48,782,364	299,070,158	272,006,272	—	37,968	75,846,250

At July 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	9/30/2014	1,760	209,151,251	993,916

At July 31, 2014, open credit default swap contracts sold were as follows: Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	1,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	12,823	(15,948)	28,771

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At July 31, 2014, open interest rate swap contracts were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation / (Depreciation) ($)

4/14/2014 4/12/2016	100,000,0002	Fixed — 0.57%	Floating — LIBOR	(119,094)	—	(119,094)
4/14/2014 4/12/2016	100,000,0003	Fixed — 0.57%	Floating — LIBOR	(119,094)	(2,828)	(116,266)
4/14/2014 4/12/2019	25,000,0004	Fixed — 1.315%	Floating — LIBOR	462,506	20,479	442,027
4/14/2014 4/12/2019	25,000,0005	Fixed — 1.315%	Floating — LIBOR	462,506	(18,659)	481,165
Total net unrealized appreciation					687,832

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Goldman Sachs & Co.
3	Barclays Bank PLC
4	Nomura International PLC
5	Citigroup, Inc.

LIBOR: London Interbank Offered Rate
Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$423,982,552	$—	$423,982,552
Mortgage-Backed Securities Pass-Throughs	—	2,881,397	—	2,881,397
Asset-Backed	—	42,736,660	—	42,736,660
Commercial Mortgage-Backed Securities	—	27,467,081	—	27,467,081
Collateralized Mortgage Obligations	—	32,611,663	—	32,611,663
Government & Agency Obligations	—	85,325,849	—	85,325,849
Loan Participations and Assignments	—	71,223,618	1,446,149	72,669,767
Short-Term Investments (j)	87,742,288	—	—	87,742,288
Derivatives (k)
Futures Contracts	993,916	—	—	993,916
Credit Default Swap Contracts	—	28,771	—	28,771
Interest Rate Swap Contracts	—	923,192	—	923,192

Total	$88,736,204	$687,180,783	$1,446,149	$777,363,136

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Interest Rate Swap Contracts	$—	$(235,360)	$—	$(235,360)

Total	$—	$(235,360)	$—	$(235,360)

During the period ended July 31, 2014, the amount of transfers between Level 2and Level 3 was $497,438. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended July 31, 2014, the amount of transfers between Level 2and Level 3 was $3,460,386. Investments were transferred from Level 3 to Level 2.  The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$28,771
Interest Rate Contracts	$993,916	$687,832

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014